ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.9%

China — 1.8%
Consumer Staples — 1.8%
JD Health International*	122,300	$783,655

Germany — 1.8%
Health Care — 1.8%
Siemens Healthineers	14,310	774,700

Italy — 1.2%
Health Care — 1.2%
DiaSorin	5,143	504,464

Japan — 1.1%
Health Care — 1.1%
PeptiDream*	42,900	484,743

Luxembourg — 1.9%
Health Care — 1.9%
Eurofins Scientific	10,455	805,565

Netherlands — 2.0%
Health Care — 2.0%
Koninklijke Philips	31,473	832,114

Switzerland — 5.7%
Health Care — 5.7%
CRISPR Therapeutics*	17,967	1,010,823
Lonza Group	1,069	752,993
Tecan Group	3,246	647,561
		2,411,377

United Kingdom — 1.3%
Health Care — 1.3%
Smith & Nephew PLC	36,545	562,205

United States — 83.1%
Health Care — 81.6%
Abbott Laboratories	5,019	633,348
Adaptive Biotechnologies*	71,295	730,061
Agilent Technologies	6,001	688,975
Align Technology*	3,600	464,436
Alnylam Pharmaceuticals*	2,718	1,066,108
Arrowhead Pharmaceuticals*	44,739	706,876
Artivion*	23,720	733,185
Axogen*	74,858	979,891
Becton Dickinson	3,488	621,736
BioMarin Pharmaceutical*	9,957	576,012
Bio-Rad Laboratories, Cl A*	2,832	685,202
Boston Scientific*	8,008	840,199
Bristol-Myers Squibb	12,412	537,564
CareDx*	31,828	391,007
Charles River Laboratories International*	4,436	752,523
CONMED	9,618	491,961
Danaher	4,171	822,354
Description	Shares	Fair Value
United States — continued
Health Care — continued
DexCom*	6,791	$548,509
Edwards Lifesciences*	9,122	723,466
Exact Sciences*	11,919	559,597
GE HealthCare Technologies	8,819	628,971
Glaukos*	6,682	575,253
Globus Medical, Cl A*	9,277	488,249
GRAIL*	13,639	466,590
Guardant Health*	17,010	697,070
Hologic*	10,040	670,873
Illumina*	9,098	934,456
Incyte*	10,224	765,675
Integra LifeSciences Holdings*	38,281	503,012
Intuitive Surgical*	1,467	705,759
IQVIA Holdings*	4,911	912,759
iRhythm Technologies*	4,543	636,838
Masimo*	3,234	497,357
Medpace Holdings*	2,289	977,861
Moderna*	22,476	664,391
Natera*	4,993	667,364
Novocure*	40,392	467,335
Omnicell*	15,640	484,996
Penumbra*	2,906	733,097
QIAGEN	14,021	691,796
Regeneron Pharmaceuticals	1,525	831,827
Revvity	4,889	429,743
Roche Holding	1,934	612,316
STAAR Surgical*	42,086	753,971
Stryker	2,131	836,908
Tempus AI, Cl A*	12,643	715,467
Thermo Fisher Scientific	2,035	951,729
Twist Bioscience*	20,716	695,436
United Therapeutics*	1,808	496,658
Veeva Systems, Cl A*	1,647	468,077
Veracyte*	22,774	535,417
Vertex Pharmaceuticals*	1,816	829,676
		34,879,937

Information Technology — 1.5%
Novanta*	5,294	651,268
		35,531,205
Total Common Stock
(Cost $48,411,432)		42,690,028

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(A)	18,406	18,406

Total Short-Term Investment
(Cost $18,406)		18,406

Total Investments - 99.9%
(Cost $48,429,838)		$42,708,434

Percentages based on Net Assets of $42,756,202.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2025 (Unaudited)

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2025.

Cl – Class

PLC - Public Limited Company

ROB-QH-001-2400